Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Non-current	$ 71,598	[1]	$ 49,469
Current	343	[1]	3,797
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	53,266		33,568	$ 33,010
Additions through business combinations (refer to note 32)	8,347		15,437
Increase in provisions	7,212		8,315	405
Payments for tower and tower equipment decommissioning	(231)		(65)
Reversal of decommissioning through profit and loss	2,671
Unwinding of discount	4,644		2,644	1,712
Effects of movement in exchange rates	1,374		(6,633)	(1,559)
At December 31	71,941		53,266	33,568
Non-current	71,598		49,469	29,801
Current	$ 343		$ 3,797	$ 3,767

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).